Loans and borrowings (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 24, 2022 USD ($)	Jun. 24, 2022 SGD ($)
Debt Instrument [Line Items]
Aggregate amount		$ 200,000
Debt instrument, term		1 year
Debt instrument, interest rate, effective percentage					1.20%	1.20%
Weighted average annual interest rate percentage	6.04%	6.14%	5.70%	7.98%
Interest expense	$ 2,801,234	$ 5,325,104	$ 4,594,956	$ 2,200,755
Facility Agreement [Member]
Debt Instrument [Line Items]
Aggregate amount					$ 637,722	$ 824,000
Minimum [Member]
Debt Instrument [Line Items]
Bear interest rates	5.75%	5.50%
Maximum [Member]
Debt Instrument [Line Items]
Bear interest rates	7.75%	7.50%
Debt instrument, interest rate, effective percentage					2.00%	2.00%